TAXES ON INCOME - Summary of Loss Before Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (68,151)	$ (94,937)	$ (125,228)
Foreign	527	347	2,416
Loss before taxes on income	$ (67,624)	$ (94,590)	$ (122,812)